PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Prepayments And Accrued Income Including Contract Assets [Table]
Incremental costs in obtaining contracts with customers	[1]	R$ 2,842,824	R$ 1,986,764
Software and networks maintenance		610,902	397,931
Advertising and publicity		203,884	197,315
Personal		112,421	120,138
Financial charges		122,325	101,743
Insurance, satellites and links and other		61,799	102,766
Total		3,954,155	2,906,657
Current		1,868,954	1,434,042
Non-current		R$ 2,085,201	R$ 1,472,615

[1]	Incremental costs for contracts with customers are mostly sales commissions paid to partners to obtain customer contracts, deferred as income under IFRS 15 in accordance with the term of the contract and/or economic benefit to be generated, usually two to six years. In 2024, such costs also include sales commissions paid to partners of new plans.